LOSS PER SHARE	9 Months Ended
Sep. 30, 2020
LOSS PER SHARE [Abstract]
LOSS PER SHARE
9.	LOSS PER SHARE

Basic and diluted loss per share for each of the periods presented is calculated as follows:

	For the Nine Months ended September 30,
	2019	2020
	$_	$_

Numerator:
Net loss attributable to ordinary shareholders	(1,179,010)	(1,094,464)

Denominator:
Weighted-average number of shares outstanding - basic and diluted	428,606,948	471,375,477

Basic and diluted loss per share:	(2.75)	(2.32)

The potentially dilutive securities such as share based payments and convertible notes were not included in the calculation of dilutive loss per share because of their anti-dilutive effect.

During the nine months ended September 30, 2019 and 2020, respectively, the Company issued 6,000,000 and 4,000,000 Class A ordinary shares to its share depositary bank which will be used to settle share incentive awards. No consideration was received by the Company for this issuance of Class A ordinary shares. These Class A ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of loss per share. Any Class A ordinary shares not used in the settlement of share incentive awards will be returned to the Company.

During the nine months ended September 30, 2019 and 2020, respectively, 5,119,481 and 4,504,376 issued Class A ordinary shares were used to settle the exercise of share incentive awards.